SHARE CAPITAL AND SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Schedule of Authorized and Issued Share Capital
Our authorized and issued share capital was as follows:

Authorized share capital:

	Successor
(in thousands of $ except number of shares)	December 31, 2023	December 31, 2022
400,000,000 (2022: 400,000,000) common shares of $1.00 each	400,000	400,000

Issued share capital:

	Successor
(in thousands of $ except number of shares)	2023	2022
53,702,846 (2022: 53,688,462) common shares of $1.00 each	53,703	53,688
(number of shares)
As of January 1,	53,688,462	1,010,000
Vesting RSUs	14,384	—
Cancellation of Predecessor’s shares(1)	—	(1,000,000)
Issuance of Shares to Golar(2)	—	12,500,000
Issuance of shares for Private Placement(3)	—	27,500,000
Issuance of shares of Second Private Placement (4)	—	13,678,462
As of December 31,	53,702,846	53,688,462

(1) Represents cancellation of 1,000,000 shares for Parent's aggregated equity, upon disposal of entities to CoolCo pursuant to the Vessel SPA and ManCo SPA.

(2) Represents issuance of 12,500,000 common shares in the Company amounting to $127.9 million of equity issued to Golar in connection with the transfer of vessels on each respective entity acquisition date pursuant to the Vessel SPA.

(3) Represents the issuance of 27,500,000 common shares during the Private Placement in February 2022 at a price of $10.00 per share raising proceeds of $275.0 million. This was offset by issuance costs totaling $8.3 million. See Note 1.

(4) Represents the issuance of 13,678,462 common shares during the Primary Offering in November 2022 for $166.0 million.

Weighted Average Assumptions Used	The weighted average assumptions as at grant date are noted in the table below:

	Granted in November 2023	Granted in November 2022
Risk free interest rate	4.8%	4.0%
Expected volatility of common stock	30.0%	30.0%
Expected dividend yield	0.0%	0.0%
Expected term of options (in years)	3 years	4 years

Share-Based Payment Arrangement, Option, Activity
A summary of the share option activity for the year ended December 31, 2023 is presented below:

	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2022	1,088,932	$10.0	4
Granted during the year	74,246	$12.5	3
Options outstanding at December 31, 2023	1,163,178	$10.2	3

Options outstanding and exercisable at December 31, 2023	272,233	$10.0	3

Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
A summary of RSUs movement for the year ended December 31, 2023 is presented below:

	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2022	112,448	$12.4	3
Granted during the year	105,746	$12.5	4
Vested during the year	(30,503)	$12.5	N/A
Forfeited during the year	(6,863)	$12.4	N/A
Non-vested RSUs at December 31, 2023	180,828